Not FDIC Insured May Lose Value No Bank Guarantee
PFT8-Q1PH

Schedules of Investments
(unaudited)
Putnam Emerging Markets Equity Fund 2
Putnam Focused Equity Fund 6
Putnam Global Technology Fund 10
Notes to Schedules of Investments 14

Putnam Funds Trust
Schedule of Investments (unaudited), November 30, 2025
Putnam Emerging Markets Equity Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 91.2%
Aerospace & Defense 0.6%
Hanwha Aerospace Co. Ltd. ........................... South Korea 6,499 $ 3,772,587
Automobiles 2.1%
Mahindra & Mahindra Ltd. ............................. India 300,864 12,666,225
Banks 17.0%
Abu Dhabi Islamic Bank PJSC ......................... United Arab
Emirates 1,710,592 9,271,685
Al Rajhi Bank ...................................... Saudi Arabia 437,409 11,286,620
Bank Central Asia Tbk. PT ............................ Indonesia 13,062,000 6,504,362
Bank of China Ltd. , H ................................ China 28,712,000 17,299,423
CTBC Financial Holding Co. Ltd. ........................ Taiwan 5,442,000 7,540,040
Grupo Financiero Banorte SAB de CV , O .................. Mexico 589,473 5,674,092
ICICI Bank Ltd. ..................................... India 914,031 14,233,601
KB Financial Group, Inc. .............................. South Korea 114,921 9,803,311
National Bank of Greece SA ........................... Greece 383,115 6,003,335
a
NU Holdings Ltd. , A .................................. Brazil 370,812 6,448,421
OTP Bank Nyrt. ..................................... Hungary 64,380 6,701,459
100,766,349
Broadline Retail 4.7%
Alibaba Group Holding Ltd. ............................ China 1,207,800 23,763,235
a
Sea Ltd. , ADR ...................................... Singapore 32,019 4,450,961
28,214,196
Capital Markets 0.6%
b
HDFC Asset Management Co. Ltd. , 144A , Reg S ........... India 109,626 3,281,893
Construction & Engineering 1.5%
Gamuda Bhd. ...................................... Malaysia 3,961,764 5,133,067
Larsen & Toubro Ltd. ................................. India 84,230 3,840,022
8,973,089
Construction Materials 1.1%
UltraTech Cement Ltd. ............................... India 50,278 6,537,115
Electric Utilities 1.4%
Korea Electric Power Corp. ............................ South Korea 226,764 8,154,547
Electrical Equipment 2.0%
GE Vernova T&D India Ltd. ............................ India 128,148 4,128,071
Harbin Electric Co. Ltd. , H ............................. China 2,530,000 4,639,186
Sieyuan Electric Co. Ltd. , A ............................ China 152,600 3,101,395
11,868,652
Electronic Equipment, Instruments & Components 0.6%
Elite Material Co. Ltd. ................................ Taiwan 79,000 3,859,468
Financial Services 0.8%
a
Aditya Birla Capital Ltd. ............................... India 1,121,135 4,503,055
Health Care Providers & Services 1.1%
Apollo Hospitals Enterprise Ltd. ......................... India 83,245 6,841,036
Hotels, Restaurants & Leisure 1.8%
a
Eternal Ltd. ........................................ India 1,073,162 3,616,066
Indian Hotels Co. Ltd. (The) , A .......................... India 831,822 6,942,280
10,558,346
Household Durables 0.2%
a
Amber Enterprises India Ltd. ........................... India 18,278 1,471,786

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Emerging Markets Equity Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Products 0.4%
Unilever Indonesia Tbk. PT ............................ Indonesia 14,483,600 $ 2,263,973
Independent Power and Renewable Electricity Producers 1.7%
NTPC Ltd. ......................................... India 2,712,342 9,931,620
Industrial Conglomerates 1.3%
Samsung C&T Corp. ................................. South Korea 51,901 7,969,873
Insurance 3.6%
PICC Property & Casualty Co. Ltd. , H .................... China 5,274,000 11,995,600
Powszechny Zaklad Ubezpieczen SA .................... Poland 211,437 3,645,819
a
Rasan Information Technology Co. ...................... Saudi Arabia 201,298 6,240,509
21,881,928
Interactive Media & Services 8.6%
Tencent Holdings Ltd. ................................ China 653,400 51,626,142
IT Services 0.6%
Coforge Ltd. ....................................... India 177,740 3,810,990
Life Sciences Tools & Services 0.6%
b
WuXi AppTec Co. Ltd. , H , 144A , Reg S ................... China 282,623 3,692,625
Machinery 0.6%
a
Samsung Heavy Industries Co. Ltd. ...................... South Korea 223,311 3,744,168
Metals & Mining 2.5%
Anglogold Ashanti plc ................................ Australia 78,519 6,694,758
Zijin Mining Group Co. Ltd. , H .......................... China 2,062,000 8,199,700
14,894,458
Oil, Gas & Consumable Fuels 2.2%
PetroChina Co. Ltd. , H ............................... China 11,634,000 13,002,313
Personal Care Products 0.6%
a
APR Corp. ........................................ South Korea 18,880 3,280,073
Real Estate Management & Development 1.0%
Emaar Properties PJSC .............................. United Arab
Emirates 1,718,535 6,226,486
Semiconductors & Semiconductor Equipment 16.6%
King Yuan Electronics Co. Ltd. ......................... Taiwan 913,000 6,687,307
NAURA Technology Group Co. Ltd. , A .................... China 96,515 5,864,088
SK Hynix, Inc. ...................................... South Korea 23,936 8,670,080
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 1,686,889 77,776,349
98,997,824
Specialty Retail 0.2%
JUMBO SA ........................................ Greece 35,123 1,115,056
Technology Hardware, Storage & Peripherals 6.1%
Asia Vital Components Co. Ltd. ......................... Taiwan 164,000 7,219,919
Samsung Electronics Co. Ltd. .......................... South Korea 395,764 27,182,204
a,b
Xiaomi Corp. , B , 144A , Reg S .......................... China 503,289 2,675,349
37,077,472
Transportation Infrastructure 1.4%
International Container Terminal Services, Inc. .............. Philippines 914,100 8,461,793
Water Utilities 1.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP .. Brazil 338,000 8,927,680
Wireless Telecommunication Services 6.2%
Bharti Airtel Ltd. .................................... India 577,246 13,618,501

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Emerging Markets Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Wireless Telecommunication Services (continued)
Etihad Etisalat Co. .................................. Saudi Arabia 354,159 $ 5,839,005
Far EasTone Telecommunications Co. Ltd. ................ Taiwan 1,281,000 3,597,769
MTN Group Ltd. .................................... South Africa 443,978 4,103,525
TIM SA ........................................... Brazil 2,094,100 9,839,173
36,997,973
Total Common Stocks (Cost $ 414,736,354 ) ...................................
545,370,791
Management Investment Companies 4.3%
Capital Markets 4.3%
iShares Core MSCI Emerging Markets ETF ................ United States 296,720 19,909,912
c
Xtrackers Harvest CSI 300 China A-Shares ETF ............ United States 171,565 5,589,588
25,499,500
Total Management Investment Companies (Cost $ 22,971,496 ) ..................
25,499,500
Preferred Stocks 1.8%
Banks 1.8%
d
Itau Unibanco Holding SA , 6 .89% ....................... Brazil 1,413,300 11,019,707
Total Preferred Stocks (Cost $ 9,473,617 ) .....................................
11,019,707
Total Long Term Investments (Cost $ 447,181,467 ) .............................
581,889,998
a
Short Term Investments 3.8%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.9%
e,f
Putnam Short Term Investment Fund , Class P , 4.194% ....... United States 17,630,530 17,630,530
Total Management Investment Companies (Cost $ 17,630,530 ) ..................
17,630,530
Investments from Cash Collateral Received for
Loaned Securities 0.9%
Money Market Funds 0.9%
e,f
Putnam Cash Collateral Pool, LLC , 4.234% ................ United States 5,095,200 5,095,200
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 5,095,200 ) ..........................................................
5,095,200
Total Short Term Investments (Cost $ 22,725,730 ) ..............................
22,725,730
a
Total Investments (Cost $ 469,907,197 ) 101.1% ................................
$604,615,728
Other Assets, less Liabilities (1.1) % .........................................
(6,700,678)
Net Assets 100.0% .........................................................
$597,915,050
a a a

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Emerging Markets Equity Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 19 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $9,649,867, representing 1.6% of net assets.
c
A portion or all of the security is on loan at November 30, 2025.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Putnam Funds Trust
Schedule of Investments (unaudited), November 30, 2025
Putnam Focused Equity Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.6%
Aerospace & Defense 2.1%
Airbus SE ......................................... France 65,883 $ 15,495,182
Automobiles 2.4%
a
Tesla, Inc. ......................................... United States 41,334 17,780,647
Banks 2.5%
Citigroup, Inc. ...................................... United States 179,515 18,597,754
Beverages 2.0%
Coca-Cola Co. (The) ................................. United States 205,088 14,996,034
Biotechnology 1.7%
AbbVie, Inc. ....................................... United States 54,400 12,386,880
Broadline Retail 5.2%
a
Amazon.com, Inc. ................................... United States 166,978 38,942,609
Building Products 1.2%
Trane Technologies plc ............................... United States 21,100 8,893,228
Capital Markets 2.8%
Charles Schwab Corp. (The) ........................... United States 227,142 21,062,878
Communications Equipment 1.6%
Cisco Systems, Inc. ................................. United States 152,335 11,720,655
Construction Materials 1.6%
CRH plc .......................................... United States 98,800 11,852,048
Consumer Finance 2.5%
Capital One Financial Corp. ........................... United States 83,267 18,241,302
Consumer Staples Distribution & Retail 3.4%
Walmart, Inc. ...................................... United States 227,635 25,155,944
Electric Utilities 2.4%
NextEra Energy, Inc. ................................. United States 130,500 11,260,845
NRG Energy, Inc. ................................... United States 41,600 7,050,784
18,311,629
Entertainment 1.5%
a
Netflix, Inc. ........................................ United States 100,890 10,853,746
Financial Services 1.3%
Apollo Global Management, Inc. ........................ United States 75,565 9,963,245
Ground Transportation 1.3%
Union Pacific Corp. .................................. United States 42,500 9,852,775
Health Care Equipment & Supplies 1.5%
Becton Dickinson & Co. ............................... United States 58,400 11,330,768
Health Care Providers & Services 1.2%
UnitedHealth Group, Inc. .............................. United States 28,000 9,233,560
Hotels, Restaurants & Leisure 0.5%
Hilton Worldwide Holdings, Inc. ......................... United States 13,338 3,801,730
Industrial Conglomerates 2.0%
Honeywell International, Inc. ........................... United States 76,100 14,625,659
Insurance 3.9%
AIA Group Ltd. ..................................... Hong Kong 1,617,000 16,842,479
American International Group, Inc. ...................... United States 151,936 11,571,446
28,413,925

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Focused Equity Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services 9.3%
Alphabet, Inc., A .................................... United States 135,476 $ 43,376,706
Meta Platforms, Inc., A ............................... United States 40,733 26,392,947
69,769,653
Life Sciences Tools & Services 1.9%
Thermo Fisher Scientific, Inc. .......................... United States 24,500 14,475,335
Office REITs 0.7%
Vornado Realty Trust ................................. United States 150,807 5,552,714
Oil, Gas & Consumable Fuels 2.8%
Cenovus Energy, Inc. ................................ Canada 317,100 5,663,406
Exxon Mobil Corp. ................................... United States 128,400 14,884,128
20,547,534
Pharmaceuticals 3.2%
Eli Lilly & Co. ...................................... United States 22,140 23,810,906
Semiconductors & Semiconductor Equipment 15.4%
a
Advanced Micro Devices, Inc. .......................... United States 19,300 4,198,329
Analog Devices, Inc. ................................. United States 49,380 13,102,489
Broadcom, Inc. ..................................... United States 97,986 39,484,439
NVIDIA Corp. ...................................... United States 322,687 57,115,599
113,900,856
Software 8.9%
Microsoft Corp. ..................................... United States 135,000 66,421,350
Specialty Retail 1.6%
Home Depot, Inc. (The) ............................... United States 32,839 11,720,896
Technology Hardware, Storage & Peripherals 8.1%
Apple, Inc. ........................................ United States 172,898 48,212,607
Seagate Technology Holdings plc ....................... United States 41,779 11,559,831
59,772,438
Trading Companies & Distributors 1.1%
United Rentals, Inc. .................................. United States 9,700 7,907,246
Total Common Stocks (Cost $ 441,103,486) ...................................
725,391,126
Short Term Investments 2.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.1%
b,c
U.S. Treasury Bills, 2.9%, 12/04/25 ...................... United States 300,000 299,904
Total U.S. Government and Agency Securities (Cost $299,897) ..................
299,904

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Focused Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At November 30, 2025, the Fund had the following forward exchange contracts outstanding.
Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.3%
d,e
Putnam Short Term Investment Fund, Class P, 4.194% ....... United States 17,356,212 $ 17,356,212
Total Management Investment Companies (Cost $17,356,212) ..................
17,356,212
Total Short Term Investments (Cost $17,656,109 ) ..............................
17,656,116
a
Total Investments (Cost $458,759,595) 100.0% ................................
$743,047,242
Other Assets, less Liabilities 0.0%
†
..........................................
385,810
Net Assets 100.0% .........................................................
$743,433,052
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
The rate shown represents the yield at period end.
c
A portion or all of the security has been segregated as collateral for certain derivative contracts. At November 30, 2025, the value of this security pledged amounted to
$111,964, representing less than 0.1% of net assets.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... CITI Buy 2,306,800 3,126,566 12/17/25 $ — $ (73,053)
British Pound ...... GSCO Sell 2,323,600 3,149,326 12/17/25 73,575 —
British Pound ...... MSCO Sell 704,500 955,342 12/17/25 22,795 —
British Pound ...... SSBT Sell 3,912,800 5,305,956 12/17/25 126,579 —
British Pound ...... TDOM Buy 7,326,400 9,553,483 12/17/25 144,480 —
British Pound ...... TDOM Sell 1,958,900 2,656,445 12/17/25 63,447 —
British Pound ...... WPAC Sell 733,000 993,985 12/17/25 23,712 —
Euro ............. CITI Sell 7,948,800 9,374,190 12/17/25 142,977 —
Euro ............. JPHQ Sell 2,021,300 2,376,803 12/17/25 29,398 —
Euro ............. MSCO Buy 5,183,900 6,112,093 12/17/25 — (91,853)
Euro ............. SSBT Sell 6,292,700 7,419,471 12/17/25 111,543 —
Euro ............. WPAC Sell 982,600 1,158,402 12/17/25 17,275 —
Canadian Dollar .... BOFA Sell 859,600 616,494 1/14/26 — (38)
Canadian Dollar .... CITI Sell 471,600 338,068 1/14/26 — (179)
Canadian Dollar .... GSCO Sell 459,400 328,800 1/14/26 — (696)
Canadian Dollar .... MSCO Buy 4,790,300 3,428,107 1/14/26 7,647 —
Canadian Dollar .... SSBT Buy 592,300 424,914 1/14/26 — (97)
Canadian Dollar .... UBSW Sell 8,133,000 5,832,687 1/14/26 — (556)
Canadian Dollar .... WPAC Sell 3,171,800 2,270,453 1/14/26 — (4,462)
Hong Kong Dollar ... BOFA Sell 21,592,500 2,782,575 2/11/26 3,276 —
Hong Kong Dollar ... CITI Sell 52,817,000 6,806,662 2/11/26 8,272 —
Hong Kong Dollar ... GSCO Sell 14,485,900 1,866,776 2/11/26 2,210 —
Hong Kong Dollar ... HSBK Buy 4,660,600 600,564 2/11/26 — (671)
Hong Kong Dollar ... JPHQ Sell 13,820,600 1,780,989 2/11/26 2,057 —
Hong Kong Dollar ... MSCO Sell 16,141,300 2,079,917 2/11/26 2,274 —
Hong Kong Dollar ... SSBT Sell 4,779,500 615,970 2/11/26 773 —

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Focused Equity Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 19 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Hong Kong Dollar ... WPAC Sell 12,290,200 1,583,880 2/11/26 $ 1,936 $ —
Total Forward Exchange Contracts ................................................... $784,226 $(171,605)
Net unrealized appreciation (depreciation) ............................................ $612,621
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Funds Trust
Schedule of Investments (unaudited), November 30, 2025
Putnam Global Technology Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.2%
Automobiles 0.6%
a
Tesla, Inc. ......................................... United States 19,689 $ 8,469,617
Broadline Retail 4.8%
a
Amazon.com, Inc. ................................... United States 216,673 50,532,477
JD.com, Inc. , A ..................................... China 613,200 9,172,877
a
Sea Ltd. , ADR ...................................... Singapore 86,597 12,037,849
71,743,203
Communications Equipment 3.2%
Cisco Systems, Inc. ................................. United States 632,651 48,676,168
Construction & Engineering 0.3%
Acter Group Corp. Ltd. ............................... Taiwan 168,000 3,737,842
Entertainment 1.3%
a
ROBLOX Corp. , A ................................... United States 212,537 20,197,391
Financial Services 0.7%
a
Toast, Inc. , A ....................................... United States 305,115 10,431,882
IT Services 4.8%
Accenture plc , A .................................... United States 123,066 30,766,500
a
GDS Holdings Ltd. , ADR .............................. China 440,543 14,965,246
a
Snowflake, Inc. , A ................................... United States 109,796 27,585,147
73,316,893
Semiconductors & Semiconductor Equipment 44.8%
a
Advanced Micro Devices, Inc. .......................... United States 99,015 21,538,733
ASML Holding NV ................................... Netherlands 59,780 63,226,529
ASMPT Ltd. ....................................... Hong Kong 1,277,100 12,401,307
Broadcom, Inc. ..................................... United States 227,868 91,821,689
King Yuan Electronics Co. Ltd. ......................... Taiwan 2,774,000 20,318,280
Marvell Technology, Inc. .............................. United States 634,815 56,752,461
NVIDIA Corp. ...................................... United States 1,474,046 260,906,142
STMicroelectronics NV ............................... Singapore 1,562,168 35,987,086
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 1,978,000 91,198,424
Tokyo Electron Ltd. .................................. Japan 124,700 25,493,378
679,644,029
Software 20.3%
a
Cadence Design Systems, Inc. ......................... United States 85,569 26,683,837
a
Gitlab, Inc. , A ...................................... United States 476,495 19,564,885
Microsoft Corp. ..................................... United States 427,973 210,566,996
Oracle Corp. ....................................... United States 31,164 6,293,570
a
Palantir Technologies, Inc. , A ........................... United States 174,035 29,316,196
a
Tyler Technologies, Inc. ............................... United States 32,585 15,302,567
307,728,051
Technology Hardware, Storage & Peripherals 15.4%
Apple, Inc. ........................................ United States 626,249 174,629,533
a
Pure Storage, Inc. , A ................................. United States 396,477 35,270,594
Wiwynn Corp. ...................................... Taiwan 163,000 23,815,866
233,715,993
Total Common Stocks (Cost $ 876,957,560 ) ...................................
1,457,661,069

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Global Technology Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 3.4%
Technology Hardware, Storage & Peripherals 3.4%
b
Samsung Electronics Co. Ltd. , 1 .95% .................... South Korea 1,004,453 $ 51,370,800
Total Preferred Stocks (Cost $ 53,274,762 ) ....................................
51,370,800
Principal
Amount
*
U.S. Government and Agency Securities 0.0%
†
c
U.S. Treasury Notes , 0.625%, 8/15/30 .................... United States 149,200 130,165
Total U.S. Government and Agency Securities (Cost $ 130,165 ) ..................
130,165
Total Long Term Investments (Cost $ 930,362,487 ) .............................
1,509,162,034
a
Short Term Investments 0.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.1%
d
U.S. Treasury Bills ,
e
2.9%, 12/04/25 ................................... United States 600,000 599,807
e
3.74%, 1/20/26 ................................... United States 600,000 596,834
3.68%, 4/23/26 ................................... United States 300,000 295,649
1,492,290
Total U.S. Government and Agency Securities (Cost $ 1,492,239 ) ................
1,492,290
Shares
Management Investment Companies 0.3%
f,g
Putnam Short Term Investment Fund , Class P , 4.194% ....... United States 5,260,849 5,260,849
Total Management Investment Companies (Cost $ 5,260,849 ) ...................
5,260,849
Total Short Term Investments (Cost $ 6,753,088 ) ...............................
6,753,139
a
Total Investments (Cost $ 937,115,575 ) 100.0% ................................
$1,515,915,173
Other Assets, less Liabilities (0.0) %
†
.........................................
(683,514)
Net Assets 100.0% .........................................................
$1,515,231,659
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Variable rate security. The rate shown represents the yield at period end.
c
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
d
The rate shown represents the yield at period end.
e
A portion or all of the security has been segregated as collateral for certain derivative contracts. At November 30, 2025, the aggregate value of these securities pledged amounted to $187,747, representing less than 0.1% of net assets.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Global Technology Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At November 30, 2025 , the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... TDOM Buy 1,427,900 1,936,361 12/17/25 $ — $ (46,248)
Euro ............. BOFA Sell 7,924,000 9,309,936 12/17/25 107,525 —
Euro ............. BZWS Sell 2,888,600 3,406,517 12/17/25 51,887 —
Euro ............. CITI Sell 6,548,600 7,722,904 12/17/25 117,791 —
Euro ............. GSCO Buy 4,785,400 5,580,231 12/17/25 — (22,782)
Euro ............. GSCO Sell 17,496,800 20,635,746 12/17/25 316,114 —
Euro ............. HSBK Buy 3,500,900 4,128,646 12/17/25 — (62,932)
Euro ............. JPHQ Sell 5,783,400 6,806,490 12/17/25 90,029 —
Euro ............. MSCO Sell 2,502,300 2,950,344 12/17/25 44,338 —
Euro ............. SSBT Sell 3,008,300 3,546,966 12/17/25 53,325 —
Euro ............. UBSW Buy 10,025,500 11,820,466 12/17/25 — (177,510)
Euro ............. WPAC Buy 3,354,000 3,892,948 12/17/25 2,167 —
Euro ............. WPAC Sell 12,292,000 14,491,223 12/17/25 216,104 —
Swedish Krona ..... MSCO Buy 26,263,000 2,832,051 12/17/25 — (47,651)
Canadian Dollar .... BOFA Buy 3,127,300 2,242,860 1/14/26 138 —
Canadian Dollar .... JPHQ Buy 7,370,700 5,275,223 1/14/26 11,275 —
Canadian Dollar .... MSCO Buy 2,625,000 1,878,542 1/14/26 4,190 —
Canadian Dollar .... SSBT Buy 6,362,300 4,564,289 1/14/26 — (1,048)
Canadian Dollar .... UBSW Buy 3,486,900 2,500,676 1/14/26 238 —
Canadian Dollar .... WPAC Buy 3,181,400 2,277,325 1/14/26 4,475 —
Israeli New Shekel .. GSCO Buy 4,934,900 1,504,451 1/14/26 11,671 —
Israeli New Shekel .. HSBK Buy 5,015,800 1,524,258 1/14/26 16,718 —
Israeli New Shekel .. SSBT Buy 6,230,100 1,893,569 1/14/26 20,470 —
Chinese Yuan ...... BOFA Sell 29,789,900 4,219,395 2/11/26 — (13,892)
Chinese Yuan ...... CITI Sell 44,918,300 6,362,129 2/11/26 — (20,977)
Chinese Yuan ...... JPHQ Buy 16,691,000 2,364,415 2/11/26 7,457 —
Chinese Yuan ...... SSBT Sell 32,458,100 4,589,690 2/11/26 — (22,761)
Chinese Yuan ...... TDOM Sell 33,062,100 4,675,203 2/11/26 — (23,080)
Chinese Yuan ...... UBSW Buy 73,560,200 10,404,085 2/11/26 49,172 —
Hong Kong Dollar ... BZWS Buy 24,525,300 3,160,652 2/11/26 — (3,855)
Hong Kong Dollar ... GSCO Sell 35,869,800 4,622,486 2/11/26 5,471 —
Hong Kong Dollar ... HSBK Buy 32,051,100 4,128,222 2/11/26 — (2,735)
Hong Kong Dollar ... HSBK Sell 42,025,300 5,415,373 2/11/26 6,047 —
Hong Kong Dollar ... MSCO Sell 65,879,400 8,489,012 2/11/26 9,283 —
Hong Kong Dollar ... SSBT Buy 101,982,600 13,139,923 2/11/26 — (13,137)
Hong Kong Dollar ... TDOM Sell 24,095,900 3,105,402 2/11/26 3,875 —
Hong Kong Dollar ... UBSW Sell 49,297,100 6,352,474 2/11/26 7,152 —
Indian Rupee ...... GSCO Buy 735,201,500 8,251,512 2/11/26 — (57,397)
New Taiwan Dollar .. BZWS Sell 305,955,500 10,077,586 2/11/26 301,417 —
New Taiwan Dollar .. GSCO Sell 423,939,100 13,878,711 2/11/26 332,623 —
New Taiwan Dollar .. HSBK Sell 296,156,600 9,748,407 2/11/26 285,342 —
Singapore Dollar .... BOFA Sell 2,484,300 1,925,232 2/11/26 — (2,011)
Singapore Dollar .... GSCO Buy 4,991,400 3,845,241 2/11/26 26,931 —
Singapore Dollar .... MSCO Sell 1,849,500 1,428,883 2/11/26 — (5,902)
Singapore Dollar .... SSBT Buy 4,369,200 3,375,628 2/11/26 13,861 —
Singapore Dollar .... TDOM Sell 13,742,600 10,616,555 2/11/26 — (44,525)
Singapore Dollar .... UBSW Sell 4,155,100 3,210,061 2/11/26 — (13,336)
Singapore Dollar .... WPAC Sell 8,096,000 6,254,597 2/11/26 — (26,028)
South Korean Won .. BZWS Sell 11,031,260,100 7,621,116 2/11/26 77,686 —
South Korean Won .. GSCO Buy 15,218,863,100 10,520,073 2/11/26 — (113,064)
South Korean Won .. HSBK Buy 5,766,498,400 3,985,692 2/11/26 — (42,427)
South Korean Won .. JPHQ Buy 13,958,447,300 9,643,142 2/11/26 — (98,034)

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Global Technology Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 19 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
South Korean Won .. MSCO Sell 45,257,557,500 31,272,583 2/11/26 $ 324,425 $ —
Japanese Yen ...... BOFA Sell 84,566,000 552,315 2/12/26 7,111 —
Japanese Yen ...... CITI Buy 161,373,000 1,053,887 2/12/26 — (13,504)
Japanese Yen ...... HSBK Buy 463,677,900 3,028,294 2/12/26 — (38,929)
Japanese Yen ...... JPHQ Buy 451,323,600 2,947,654 2/12/26 — (37,937)
Japanese Yen ...... MSCO Buy 1,089,174,500 7,078,192 2/12/26 — (56,205)
Japanese Yen ...... SSBT Buy 1,282,407,200 8,333,407 2/12/26 — (65,634)
Japanese Yen ...... UBSW Sell 1,261,795,700 8,199,548 2/12/26 64,659 —
Total Forward Exchange Contracts ................................................... $2,590,967 $(1,073,541)
Net unrealized appreciation (depreciation) ............................................ $1,517,426
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Funds Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Putnam Funds Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of fourteen separate funds, three of which are included in this report (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Funds Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
November 30, 2025, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Emerging Markets Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.194% ...... $14,539,068 $73,227,904 $(70,136,442) $— $— $17,630,530 17,630,530 $196,935
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.234% ............. $5,349,500 $77,141,960 $(77,396,260) $— $— $5,095,200 5,095,200 $74,906
Total Affiliated Securities ... $19,888,568 $150,369,864 $(147,532,702) $— $— $22,725,730 $271,841
Putnam Focused Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.194% ...... $477,117 $34,474,354 $(17,595,259) $— $— $17,356,212 17,356,212 $63,289
2. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Putnam Focused Equity Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.234% ............. $3,305,750 $20,845,215 $(24,150,965) $— $— $— — $20,817
Total Affiliated Securities ... $3,782,867 $55,319,569 $(41,746,224) $— $— $17,356,212 $84,106
Putnam Global Technology Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.194% ...... $— $80,186,535 $(74,925,686) $— $— $5,260,849 5,260,849 $86,897
Total Affiliated Securities ... $— $80,186,535 $(74,925,686) $— $— $5,260,849 $86,897
Level 1 Level 2 Level 3 Total
Putnam Emerging Markets Equity Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 3,772,587 $ — $ 3,772,587
Automobiles .......................... — 12,666,225 — 12,666,225
Banks ............................... 12,122,513 88,643,836 — 100,766,349
Broadline Retail ....................... 4,450,961 23,763,235 — 28,214,196
Capital Markets ........................ — 3,281,893 — 3,281,893
Construction & Engineering ............... — 8,973,089 — 8,973,089
3. Investments in Affiliated Management Investment Companies
(continued)

Putnam Funds Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam Emerging Markets Equity Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Construction Materials .................. $ — $ 6,537,115 $ — $ 6,537,115
Electric Utilities ........................ — 8,154,547 — 8,154,547
Electrical Equipment .................... 4,128,071 7,740,581 — 11,868,652
Electronic Equipment, Instruments &
Components ........................ — 3,859,468 — 3,859,468
Financial Services ...................... — 4,503,055 — 4,503,055
Health Care Providers & Services .......... — 6,841,036 — 6,841,036
Hotels, Restaurants & Leisure ............. — 10,558,346 — 10,558,346
Household Durables .................... — 1,471,786 — 1,471,786
Household Products .................... — 2,263,973 — 2,263,973
Independent Power and Renewable Electricity
Producers .......................... — 9,931,620 — 9,931,620
Industrial Conglomerates ................ — 7,969,873 — 7,969,873
Insurance ............................ — 21,881,928 — 21,881,928
Interactive Media & Services .............. — 51,626,142 — 51,626,142
IT Services ........................... — 3,810,990 — 3,810,990
Life Sciences Tools & Services ............ — 3,692,625 — 3,692,625
Machinery ............................ — 3,744,168 — 3,744,168
Metals & Mining ....................... — 14,894,458 — 14,894,458
Oil, Gas & Consumable Fuels ............. — 13,002,313 — 13,002,313
Personal Care Products ................. 3,280,073 — — 3,280,073
Real Estate Management & Development .... — 6,226,486 — 6,226,486
Semiconductors & Semiconductor Equipment . — 98,997,824 — 98,997,824
Specialty Retail ........................ 1,115,056 — — 1,115,056
Technology Hardware, Storage & Peripherals . — 37,077,472 — 37,077,472
Transportation Infrastructure .............. — 8,461,793 — 8,461,793
Water Utilities ......................... 8,927,680 — — 8,927,680
Wireless Telecommunication Services ....... 9,839,173 27,158,800 — 36,997,973
Management Investment Companies ......... 25,499,500 — — 25,499,500
Preferred Stocks ......................... 11,019,707 — — 11,019,707
Short Term Investments ................... 17,630,530 5,095,200 — 22,725,730
Total Investments in Securities ........... $98,013,264 $506,602,464
a
$— $604,615,728
Putnam Focused Equity Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 15,495,182 — 15,495,182
Automobiles .......................... 17,780,647 — — 17,780,647
Banks ............................... 18,597,754 — — 18,597,754
Beverages ........................... 14,996,034 — — 14,996,034
Biotechnology ......................... 12,386,880 — — 12,386,880
Broadline Retail ....................... 38,942,609 — — 38,942,609
Building Products ...................... 8,893,228 — — 8,893,228
Capital Markets ........................ 21,062,878 — — 21,062,878
Communications Equipment .............. 11,720,655 — — 11,720,655
Construction Materials .................. 11,852,048 — — 11,852,048
Consumer Finance ..................... 18,241,302 — — 18,241,302
Consumer Staples Distribution & Retail ...... 25,155,944 — — 25,155,944
Electric Utilities ........................ 18,311,629 — — 18,311,629
Entertainment ......................... 10,853,746 — — 10,853,746
Financial Services ...................... 9,963,245 — — 9,963,245
Ground Transportation .................. 9,852,775 — — 9,852,775
Health Care Equipment & Supplies ......... 11,330,768 — — 11,330,768
4. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam Focused Equity Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Health Care Providers & Services .......... $ 9,233,560 $ — $ — $ 9,233,560
Hotels, Restaurants & Leisure ............. 3,801,730 — — 3,801,730
Industrial Conglomerates ................ 14,625,659 — — 14,625,659
Insurance ............................ 11,571,446 16,842,479 — 28,413,925
Interactive Media & Services .............. 69,769,653 — — 69,769,653
Life Sciences Tools & Services ............ 14,475,335 — — 14,475,335
Office REITs .......................... 5,552,714 — — 5,552,714
Oil, Gas & Consumable Fuels ............. 20,547,534 — — 20,547,534
Pharmaceuticals ....................... 23,810,906 — — 23,810,906
Semiconductors & Semiconductor Equipment . 113,900,856 — — 113,900,856
Software ............................. 66,421,350 — — 66,421,350
Specialty Retail ........................ 11,720,896 — — 11,720,896
Technology Hardware, Storage & Peripherals . 59,772,438 — — 59,772,438
Trading Companies & Distributors .......... 7,907,246 — — 7,907,246
Short Term Investments ................... 17,356,212 299,904 — 17,656,116
Total Investments in Securities ........... $710,409,677 $32,637,565
b
$— $743,047,242
Other Financial Instruments:
Forward Exchange Contracts ............... $— $784,226 $— $784,226
Total Other Financial Instruments ......... $— $784,226 $— $784,226
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... — 171,605 — 171,605
Total Other Financial Instruments ......... $— $171,605 $— $171,605
Putnam Global Technology Fund
Assets:
Investments in Securities:
Common Stocks :
Automobiles .......................... 8,469,617 — — 8,469,617
Broadline Retail ....................... 62,570,326 9,172,877 — 71,743,203
Communications Equipment .............. 48,676,168 — — 48,676,168
Construction & Engineering ............... — 3,737,842 — 3,737,842
Entertainment ......................... 20,197,391 — — 20,197,391
Financial Services ...................... 10,431,882 — — 10,431,882
IT Services ........................... 73,316,893 — — 73,316,893
Semiconductors & Semiconductor Equipment . 431,019,025 248,625,004 — 679,644,029
Software ............................. 307,728,051 — — 307,728,051
Technology Hardware, Storage & Peripherals . 209,900,127 23,815,866 — 233,715,993
Preferred Stocks ......................... — 51,370,800 — 51,370,800
U.S. Government and Agency Securities ....... — 130,165 — 130,165
Short Term Investments ................... 5,260,849 1,492,290 — 6,753,139
Total Investments in Securities ........... $1,177,570,329 $338,344,844
c
$— $1,515,915,173
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,590,967 $— $2,590,967
Total Other Financial Instruments ......... $— $2,590,967 $— $2,590,967
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... — 1,073,541 — 1,073,541
Total Other Financial Instruments ......... $— $1,073,541 $— $1,073,541
4. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
a
Includes foreign securities valued at $501,507,264, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $32,337,661, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $336,722,389, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
PJSC
Public Joint Stock Company
REIT
Real Estate Investment Trust
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.